Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements on a Recurring Basis

The table below presents the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for each measurement:

		Fair Value as of September 30, 2021
	Balance Sheet Account	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency contracts	Other assets, net	$—	$46	$—	$46
Total assets		$—	$46	$—	$46
Liabilities:
Foreign currency contracts	Other current liabilities	$—	$645	$—	$645
Interest rate swap	Other liabilities	—	2,073	—	2,073
Private Warrants	Private Warrant liabilities	—	4,337	—	4,337
Total liabilities		$—	$7,055	$—	$7,055

Fair Value Measurement Inputs and Valuation Techniques

The Private Warrant liabilities are determined using a Black-Scholes option pricing model, a Level 2 valuation. The significant inputs to the Private Warrant valuation are as follows:

	On the Closing Date
	of the Business
	Combination	September 30, 2021
Exercise price	$11.50	$11.50
Stock price	$24.95	$6.52
Volatility	25.0%	54.6%
Remaining term in years	5.00	4.33
Risk-free rate	0.45%	0.94%
Dividend yield	—	—

Summary of Private Warrant Activity

The following table summarizes the private warrant activity for the three and nine months ended September 30, 2021:

(In thousands)
Fair value of Private Warrants on the Closing Date	$45,565
Fair value of Private Warrants converted to Public Warrants	(5,819)
Change in fair value of Private Warrants	(9,826)
Fair value of Private Warrants outstanding as of March 31, 2021	$29,920
Fair value of Private Warrants converted to Public Warrants	(3,113)
Change in fair value of Private Warrants	(6,488)
Fair value of Private Warrants outstanding as of June 30, 2021	$20,319
Fair value of Private Warrants converted to Public Warrants	(201)
Change in fair value of Private Warrants	(15,781)
Fair value of Private Warrants outstanding as of September 30, 2021	$4,337